Other information (Details 2)	12 Months Ended
Dec. 31, 2018 shares
Sharebased Payments Details 1Abstract
Outstanding, beginning	1,869,192
Granted	208,073
Forfeited	(26,256)
Outstanding, ending	2,051,009
Vested	626,933